Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net loss	$ (818)	$ (22,532)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	230	225
Amortization of intangible assets	636	421
Issuance of warrants in connection with notes payable, charged to interest expense	884	644
Change in fair value of earnout liability	(29,938)
Change in fair value of PIPE make-whole liability	(432)
Change in fair value of private warrants	480
Change in fair value of SAFEs	10	558
Merger-related transaction costs expensed	4,009
Stock-based compensation	14,146	9,635
Deferred income taxes	(1,296)
Other non-cash items	(536)	29
Changes in operating assets and liabilities, net of acquisition of business:
Accounts receivable	(23)	394
Inventory	113	121
Prepaid expenses and other current assets	(257)	167
Other assets		(293)
Accounts payable	1,358	(553)
Accrued expenses and other current liabilities	(255)	2,474
Net cash used in operating activities	(11,689)	(8,710)
Investing activities
Acquisition of EMI Solutions, Inc., net of cash acquired	(1,110)
Acquisition of property and equipment	(40)	(15)
Net cash used in investing activities	(1,150)	(15)
Financing activities
Proceeds from issuance of common stock	3,286	6,897
Proceeds from exercise of common stock warrants		900
Proceeds from issuance of notes payable	246	1,100
Proceeds from issuance of notes payable – related parties		106
Proceeds from issuance of convertible notes	200	250
Principal payments on notes payable	(1,177)	(350)
Principal payments on notes payable – related parties	(1,030)	(106)
Proceeds from the Merger and PIPE	21,014
Merger-related transaction costs paid	(6,796)	(250)
Net cash provided by financing activities	15,743	8,547
Net increase (decrease) in cash	2,904	(178)
Cash, beginning of period	89	178
Cash, end of period	2,993
Supplemental cash flow information
Cash paid for interest	368
Cash paid for income taxes
Non-cash investing and financing activities:
Unpaid Merger-related transaction costs	1,575	2,745
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.	8,856
Deferred purchase consideration for acquisition of EMI Solutions, Inc.	886
Conversion of SAFEs to common stock	1,522
Deemed dividend from warrant price adjustment	661
Issuance of warrants in connection with notes payable, recorded as debt discount	107	167
Issuance of common stock to service providers		$ 201